UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08673
BNY Mellon Investment Portfolios
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon Investment Portfolios, MidCap Stock Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$40	0.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$154	257	29.98%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
21.0%
Financials
17.7%
Consumer Discretionary
12.9%
Health Care
10.0%
Information Technology
9.9%
Real Estate
8.8%
Materials
6.4%
Consumer Staples
5.3%
Energy
3.8%
Communication Services
2.2%
Utilities
1.9%
Net Other Assets and Liabilities
0.1%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0174SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Investment Portfolios, MidCap Stock Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$53	1.05%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$154	257	29.98%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0421SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$30	0.61%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$517	608	33.03%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials 19.1%
Financials 19.1%
Consumer Discretionary 13.0%
Information Technology 13.0%
Health Care 10.4%
Real Estate 7.6%
Materials 4.9%
Energy 3.9%
Communication Services 2.9%
Consumer Staples 2.9%
Investment Companies 2.6%
Utilities 2.3%
Net Other Assets and Liabilities -1.7%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0410SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Investment Portfolios, Technology Growth Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$43	0.81%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$164	37	13.89%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
68.6%
Communication Services
17.1%
Consumer Discretionary
8.8%
Industrials
2.7%
Real Estate
1.9%
Net Other Assets and Liabilities
0.9%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0175SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Investment Portfolios, Technology Growth Portfolio
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$56	1.06%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$164	37	13.89%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0422SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Investment Portfolios, MidCap Stock Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
MidCap Stock Portfolio
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.9%
Automobiles & Components — 1.0%
Adient PLC (a)	550	10,703
Autoliv, Inc.	6,927	775,131
Fox Factory Holding Corp. (a)	941	24,410
Lear Corp.	5,195	493,421
Visteon Corp. (a)	3,321	309,849
		1,613,514
Banks — 6.3%
Bank OZK (b)	20,538	966,518
Columbia Banking System, Inc.	32,017	748,557
Commerce Bancshares, Inc.	15,606	970,225
East West Bancorp, Inc.	6,812	687,876
First Financial Bankshares, Inc.	28,616	1,029,604
First Horizon Corp.	97,418	2,065,262
Hancock Whitney Corp.	10,667	612,286
Old National Bancorp	14,682	313,314
Synovus Financial Corp.	23,163	1,198,685
Zions Bancorp NA	21,233	1,102,842
		9,695,169
Capital Goods — 17.3%
Acuity, Inc.	1,799	536,714
Allison Transmission Holdings, Inc.	2,293	217,812
Applied Industrial Technologies, Inc. (b)	4,781	1,111,343
Armstrong World Industries, Inc.	9,107	1,479,341
Axon Enterprise, Inc. (a)	2,062	1,707,212
BWX Technologies, Inc.	5,069	730,240
Carlisle Cos., Inc.	1,206	450,320
Comfort Systems USA, Inc.	1,543	827,372
Curtiss-Wright Corp.	1,675	818,321
EMCOR Group, Inc.	7,314	3,912,186
EnerSys	6,208	532,460
Flowserve Corp.	12,035	630,032
Fluor Corp. (a)	9,688	496,704
Fortune Brands Innovations, Inc.	8,101	417,040
Generac Holdings, Inc. (a)	1,019	145,931
Graco, Inc.	9,202	791,096
ITT, Inc.	12,320	1,932,146
Kennametal, Inc.	1,872	42,981
Lennox International, Inc.	440	252,226
Lincoln Electric Holdings, Inc.	6,903	1,431,130
MasTec, Inc. (a)	4,516	769,662
Mueller Industries, Inc.	2,383	189,377
NEXTracker, Inc., Cl. A (a)	10,458	568,601
nVent Electric PLC	5,462	400,092
Sensata Technologies Holding PLC	11,520	346,867
The Middleby Corp. (a)	5,124	737,856
The Toro Company	14,913	1,054,051
Valmont Industries, Inc.	1,719	561,374
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.9% (continued)
Capital Goods — 17.3% (continued)
Watts Water Technologies, Inc., Cl. A	6,719	1,652,135
WESCO International, Inc.	10,046	1,860,519
		26,603,141
Commercial & Professional Services — 3.0%
CACI International, Inc., Cl. A (a)	2,455	1,170,299
ExlService Holdings, Inc. (a)	20,652	904,351
Exponent, Inc.	7,233	540,377
Genpact Ltd.	20,404	897,980
KBR, Inc.	3,774	180,926
Paylocity Holding Corp. (a)	3,960	717,512
The Brink’s Company	2,101	187,598
		4,599,043
Consumer Discretionary Distribution & Retail — 2.5%
Abercrombie & Fitch Co., Cl. A (a)	4,672	387,075
AutoNation, Inc. (a)	312	61,979
Chewy, Inc., Cl. A (a)	13,829	589,392
Dick’s Sporting Goods, Inc.	1,931	381,971
Etsy, Inc. (a),(b)	3,989	200,088
Five Below, Inc. (a)	3,100	406,658
The Gap, Inc.	44,520	970,981
Williams-Sonoma, Inc.	5,493	897,392
		3,895,536
Consumer Durables & Apparel — 4.0%
Brunswick Corp.	6,600	364,584
Carter’s, Inc.	4,696	141,491
Columbia Sportswear Co.	4,979	304,117
Crocs, Inc. (a)	6,227	630,671
Deckers Outdoor Corp. (a)	4,188	431,657
Mattel, Inc. (a)	29,740	586,473
PVH Corp.	7,920	543,312
Ralph Lauren Corp.	880	241,366
Somnigroup International, Inc. (b)	13,387	910,985
Toll Brothers, Inc.	3,249	370,808
TopBuild Corp. (a)	3,610	1,168,702
VF Corp.	19,215	225,776
YETI Holdings, Inc. (a)	9,671	304,830
		6,224,772
Consumer Services — 5.3%
ADT, Inc.	66,001	559,028
Aramark	2,698	112,965
Boyd Gaming Corp. (b)	12,587	984,681
Cava Group, Inc. (a),(b)	6,306	531,154
Duolingo, Inc. (a)	2,267	929,515
Expedia Group, Inc.	786	132,583
Graham Holdings Co., Cl. B	951	899,808
Grand Canyon Education, Inc. (a)	6,937	1,311,093
H&R Block, Inc.	10,468	574,589
Travel + Leisure Co.	18,148	936,618
Vail Resorts, Inc.	1,566	246,066
Wingstop, Inc.	2,903	977,556
		8,195,656
4

Description	Shares	Value ($)
Common Stocks — 99.9% (continued)
Consumer Staples Distribution & Retail — 3.4%
Casey’s General Stores, Inc.	1,662	848,069
Maplebear, Inc. (a)	6,396	289,355
Sprouts Farmers Market, Inc. (a)	13,007	2,141,472
US Foods Holding Corp. (a)	26,155	2,014,197
		5,293,093
Energy — 3.9%
Antero Midstream Corp.	31,819	602,970
ChampionX Corp.	34,346	853,155
CNX Resources Corp. (a),(b)	7,608	256,237
Diamondback Energy, Inc.	3,429	471,145
Halliburton Co.	15,646	318,865
Matador Resources Co.	9,432	450,095
Murphy Oil Corp.	45,441	1,022,423
NOV, Inc.	39,809	494,826
Ovintiv, Inc.	22,522	856,962
Range Resources Corp.	8,145	331,257
Weatherford International PLC	5,448	274,089
		5,932,024
Equity Real Estate Investment Trusts — 8.4%
American Homes 4 Rent, Cl. A (c)	18,600	670,902
Brixmor Property Group, Inc. (c)	28,367	738,677
Camden Property Trust (c)	1,742	196,306
COPT Defense Properties (c)	36,054	994,369
Cousins Properties, Inc. (c)	21,305	639,789
CubeSmart (c)	26,192	1,113,160
EastGroup Properties, Inc. (c)	1,816	303,490
EPR Properties (c)	10,248	597,048
Equity LifeStyle Properties, Inc. (c)	7,383	455,310
First Industrial Realty Trust, Inc. (c)	17,813	857,340
Gaming & Leisure Properties, Inc. (c)	12,709	593,256
Highwoods Properties, Inc. (c)	3,735	116,121
Host Hotels & Resorts, Inc. (c)	27,509	422,538
Lamar Advertising Co., Cl. A (c)	7,602	922,579
National Storage Affiliates Trust (c)	1,674	53,551
NNN REIT, Inc. (c)	32,805	1,416,519
Omega Healthcare Investors, Inc. (c)	19,734	723,251
Park Hotels & Resorts, Inc. (b),(c)	10,547	107,896
Rayonier, Inc. (c)	4,218	93,555
STAG Industrial, Inc. (c)	37,084	1,345,408
Vornado Realty Trust (c)	14,977	572,720
		12,933,785
Financial Services — 6.4%
Affiliated Managers Group, Inc.	1,887	371,305
Essent Group Ltd.	10,361	629,224
Euronet Worldwide, Inc. (a)	10,067	1,020,592
Federated Hermes, Inc.	17,995	797,538
Interactive Brokers Group, Inc., Cl. A	9,137	506,281
Janus Henderson Group PLC	27,568	1,070,741
MGIC Investment Corp.	45,638	1,270,562
SEI Investments Co.	16,767	1,506,683
Shift4 Payments, Inc., Cl. A (a),(b)	4,238	420,028
5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.9% (continued)
Financial Services — 6.4% (continued)
SLM Corp.	7,772	254,844
Synchrony Financial	4,871	325,091
The Western Union Company	82,845	697,555
WEX, Inc. (a)	6,529	959,045
		9,829,489
Food, Beverage & Tobacco — 1.4%
Celsius Holdings, Inc. (a)	5,079	235,615
Coca-Cola Consolidated, Inc.	4,593	512,808
Flowers Foods, Inc.	41,609	664,912
Lancaster Colony Corp.	1,915	330,855
Post Holdings, Inc. (a)	257	28,021
The Boston Beer Company, Inc., Cl. A (a)	1,988	379,330
		2,151,541
Health Care Equipment & Services — 5.1%
Amedisys, Inc. (a)	1,643	161,655
DENTSPLY SIRONA, Inc.	13,838	219,747
Dexcom, Inc. (a)	3,122	272,519
Doximity, Inc., Cl. A (a)	14,399	883,235
Envista Holdings Corp. (a),(b)	15,421	301,326
Globus Medical, Inc., Cl. A (a)	2,464	145,425
Haemonetics Corp. (a)	111	8,282
HealthEquity, Inc. (a)	5,556	582,047
Hims & Hers Health, Inc. (a),(b)	10,051	501,042
IDEXX Laboratories, Inc. (a)	149	79,915
Lantheus Holdings, Inc. (a),(b)	5,112	418,468
LivaNova PLC (a)	14,067	633,296
Masimo Corp. (a)	1,482	249,302
Omnicell, Inc. (a)	2,554	75,088
Option Care Health, Inc. (a)	21,507	698,547
Penumbra, Inc. (a)	3,988	1,023,441
ResMed, Inc.	613	158,154
Teladoc Health, Inc. (a),(b)	17,907	155,970
Tenet Healthcare Corp. (a)	7,728	1,360,128
		7,927,587
Household & Personal Products — .5%
BellRing Brands, Inc. (a)	11,659	675,406
Energizer Holdings, Inc.	1,818	36,651
		712,057
Insurance — 5.0%
American Financial Group, Inc.	4,568	576,527
CNO Financial Group, Inc.	21,983	848,104
Kemper Corp.	11,431	737,757
Kinsale Capital Group, Inc.	823	398,250
Loews Corp.	4,823	442,076
Old Republic International Corp.	22,036	847,064
Primerica, Inc.	4,564	1,249,030
Reinsurance Group of America, Inc.	2,104	417,350
The Hanover Insurance Group, Inc.	4,344	737,915
Unum Group	17,499	1,413,219
		7,667,292
6

Description	Shares	Value ($)
Common Stocks — 99.9% (continued)
Materials — 6.4%
Ashland, Inc.	7,084	356,184
Avient Corp.	1,878	60,678
Axalta Coating Systems Ltd. (a)	32,646	969,260
Cabot Corp.	10,298	772,350
Carpenter Technology Corp.	2,266	626,277
Cleveland-Cliffs, Inc. (a),(b)	64,398	489,425
Commercial Metals Co.	19,292	943,572
Crown Holdings, Inc.	12,167	1,252,958
Eagle Materials, Inc.	4,496	908,687
Louisiana-Pacific Corp.	4,058	348,947
NewMarket Corp.	1,184	817,978
Olin Corp.	4,837	97,175
Reliance, Inc.	2,584	811,118
RPM International, Inc.	8,791	965,603
Silgan Holdings, Inc.	4,652	252,045
The Scotts Miracle-Gro Company	3,180	209,753
		9,882,010
Media & Entertainment — 1.7%
Match Group, Inc.	7,558	233,467
Nexstar Media Group, Inc.	3,217	556,380
Pinterest, Inc., Cl. A (a)	19,265	690,843
Roku, Inc. (a)	451	39,638
TEGNA, Inc.	10,246	171,723
The New York Times Company, Cl. A	13,971	782,097
ZoomInfo Technologies, Inc. (a)	14,978	151,577
		2,625,725
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
10X Genomics, Inc., Cl. A (a),(b)	21,253	246,110
Agilent Technologies, Inc.	2,039	240,622
Avantor, Inc. (a),(b)	16,134	217,164
Azenta, Inc. (a)	6,834	210,351
BioMarin Pharmaceutical, Inc. (a)	13,852	761,444
Bio-Rad Laboratories, Inc., Cl. A (a)	678	163,615
Charles River Laboratories International, Inc. (a)	1,291	195,883
Exelixis, Inc. (a)	30,283	1,334,723
Fortrea Holdings, Inc. (a)	36,348	179,559
Halozyme Therapeutics, Inc. (a)	8,938	464,955
Illumina, Inc. (a)	9,720	927,385
IQVIA Holdings, Inc. (a)	1,192	187,847
Jazz Pharmaceuticals PLC (a)	4,269	453,026
Medpace Holdings, Inc. (a)	1,338	419,945
Neurocrine Biosciences, Inc. (a)	7,190	903,711
Repligen Corp. (a)	1,589	197,640
United Therapeutics Corp. (a)	1,450	416,658
		7,520,638
Real Estate Management & Development — .4%
Jones Lang LaSalle, Inc. (a)	2,239	572,691
Semiconductors & Semiconductor Equipment — 2.0%
Cirrus Logic, Inc. (a)	7,896	823,197
Monolithic Power Systems, Inc.	186	136,037
Onto Innovation, Inc. (a)	6,388	644,741
7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.9% (continued)
Semiconductors & Semiconductor Equipment — 2.0% (continued)
Power Integrations, Inc.	6,714	375,313
Rambus, Inc. (a)	9,157	586,231
Skyworks Solutions, Inc.	6,455	481,026
Wolfspeed, Inc. (a),(b)	479	191
		3,046,736
Software & Services — 4.4%
ANSYS, Inc. (a)	350	122,927
Appfolio, Inc., Cl. A (a),(b)	2,538	584,451
ASGN, Inc. (a)	7,291	364,039
BILL Holdings, Inc. (a)	5,815	269,002
Blackbaud, Inc. (a)	1,020	65,494
Commvault Systems, Inc. (a)	5,387	939,116
Docusign, Inc. (a)	12,853	1,001,120
Dolby Laboratories, Inc., Cl. A	1,550	115,103
Dropbox, Inc., Cl. A (a)	13,814	395,080
Dynatrace, Inc. (a)	5,065	279,639
Guidewire Software, Inc. (a)	2,653	624,649
HubSpot, Inc. (a)	459	255,493
Manhattan Associates, Inc. (a)	2,107	416,069
Okta, Inc. (a)	3,900	389,883
Pegasystems, Inc. (b)	5,684	307,675
Qualys, Inc. (a)	4,695	670,775
		6,800,515
Technology Hardware & Equipment — 3.5%
Avnet, Inc.	27,818	1,476,579
Belden, Inc.	2,586	299,459
Ciena Corp. (a)	3,873	314,991
Coherent Corp. (a)	5,675	506,267
Fabrinet (a)	893	263,149
Flex Ltd. (a)	27,794	1,387,476
Novanta, Inc. (a)	548	70,654
Pure Storage, Inc., Cl. A (a)	15,925	916,962
Vontier Corp.	3,444	127,084
Xerox Holdings Corp. (b)	3,035	15,994
		5,378,615
Telecommunication Services — .5%
Iridium Communications, Inc.	24,140	728,304
Lumen Technologies, Inc. (a)	21,378	93,635
		821,939
Transportation — .7%
Avis Budget Group, Inc. (a),(b)	685	115,799
Kirby Corp. (a)	5,444	617,404
Ryder System, Inc.	2,479	394,161
		1,127,364
Utilities — 1.9%
Black Hills Corp.	13,078	733,676
Edison International	5,223	269,507
National Fuel Gas Co.	10,207	864,635
8

Description	Shares	Value ($)
Common Stocks — 99.9% (continued)
Utilities — 1.9% (continued)
Northwestern Energy Group, Inc.	4,659	239,007
UGI Corp.	21,727	791,297
		2,898,122
Total Common Stocks (cost $128,729,876)		153,948,054

	1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $295,027)	4.47	295,027	295,027
Investment of Cash Collateral for Securities Loaned — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $596,002)	4.47	596,002	596,002
Total Investments (cost $129,620,905)		100.5%	154,839,083
Liabilities, Less Cash and Receivables		(.5%)	(830,418)
Net Assets		100.0%	154,008,665

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $7,859,083 and the value of the collateral was
$7,981,404, consisting of cash collateral of $596,002 and U.S. Government & Agency securities valued at $7,385,402.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	974,635	8,954,115	(9,633,723)	295,027	18,438
Investment of Cash Collateral for Securities Loaned - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	217,524	6,143,044	(5,764,566)	596,002	5,252††
Total - .6%	1,192,159	15,097,159	(15,398,289)	891,029	23,690

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,859,083)—Note 1(b):
Unaffiliated issuers	128,729,876	153,948,054
Affiliated issuers	891,029	891,029
Dividends and securities lending income receivable		134,573
Receivable for shares of Beneficial Interest subscribed		8,767
Prepaid expenses		3,320
		154,985,743
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		110,518
Liability for securities on loan—Note 1(b)		596,002
Payable for shares of Beneficial Interest redeemed		215,431
Trustees’ fees and expenses payable		758
Other accrued expenses		54,369
		977,078
Net Assets ($)		154,008,665
Composition of Net Assets ($):
Paid-in capital		124,623,099
Total distributable earnings (loss)		29,385,566
Net Assets ($)		154,008,665

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	71,554,249	82,454,416
Shares Outstanding	3,784,971	4,385,997
Net Asset Value Per Share ($)	18.90	18.80
See notes to financial statements.
10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,161,187
Affiliated issuers	18,438
Affiliated income net of rebates from securities lending—Note 1(b)	5,252
Total Income	1,184,877
Expenses:
Management fee—Note 3(a)	563,257
Distribution Plan fees—Note 3(b)	100,516
Professional fees	44,773
Chief Compliance Officer fees—Note 3(b)	15,727
Shareholder and regulatory reports service fees—Note 3(b)	6,167
Prospectus and shareholders’ reports	5,818
Custodian fees—Note 3(b)	5,041
Trustees’ fees and expenses—Note 3(c)	2,961
Loan commitment fees—Note 2	1,803
Shareholder servicing costs—Note 3(b)	936
Interest expense—Note 2	690
Miscellaneous	9,326
Total Expenses	757,015
Less—reduction in expenses due to undertaking—Note 3(a)	(52,974)
Less—reduction in fees due to earnings credits—Note 3(b)	(195)
Net Expenses	703,846
Net Investment Income	481,031
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,125,873
Net change in unrealized appreciation (depreciation) on investments	(1,100,887)
Net Realized and Unrealized Gain (Loss) on Investments	3,024,986
Net Increase in Net Assets Resulting from Operations	3,506,017
See notes to financial statements.
11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	481,031	856,259
Net realized gain (loss) on investments	4,125,873	13,634,674
Net change in unrealized appreciation (depreciation) on investments	(1,100,887)	4,065,586
Net Increase (Decrease) in Net Assets Resulting from Operations	3,506,017	18,556,519
Distributions ($):
Distributions to shareholders:
Initial Shares	(6,968,369)	(1,650,917)
Service Shares	(7,759,244)	(1,691,837)
Total Distributions	(14,727,613)	(3,342,754)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,551,877	3,776,248
Service Shares	4,952,100	13,076,970
Distributions reinvested:
Initial Shares	6,968,369	1,650,917
Service Shares	7,759,244	1,691,837
Cost of shares redeemed:
Initial Shares	(4,717,580)	(10,746,711)
Service Shares	(9,283,711)	(20,622,326)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	7,230,299	(11,173,065)
Total Increase (Decrease) in Net Assets	(3,991,297)	4,040,700
Net Assets ($):
Beginning of Period	157,999,962	153,959,262
End of Period	154,008,665	157,999,962
Capital Share Transactions (Shares):
Initial Shares
Shares sold	80,458	184,660
Shares issued for distributions reinvested	398,192	81,688
Shares redeemed	(245,906)	(546,409)
Net Increase (Decrease) in Shares Outstanding	232,744	(280,061)
Service Shares
Shares sold	263,263	679,218
Shares issued for distributions reinvested	445,422	84,129
Shares redeemed	(476,309)	(1,048,808)
Net Increase (Decrease) in Shares Outstanding	232,376	(285,461)
See notes to financial statements.
12

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Initial Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	20.58	18.68	16.46	24.77	19.93	18.64
Investment Operations:
Net investment income(a)	.07	.14	.15	.14	.15	.13
Net realized and unrealized gain (loss) on investments	.24	2.21	2.76	(2.97)	4.97	1.30
Total from Investment Operations	.31	2.35	2.91	(2.83)	5.12	1.43
Distributions:
Dividends from net investment income	(.14 )	(.17 )	(.14 )	(.16 )	(.14 )	(.14 )
Dividends from net realized gain on investments	(1.85)	(.28 )	(.55 )	(5.32)	(.14 )	-
Total Distributions	(1.99)	(.45 )	(.69 )	(5.48)	(.28 )	(.14 )
Net asset value, end of period	18.90	20.58	18.68	16.46	24.77	19.93
Total Return (%)	2.27 (b)	12.61	18.31	(14.08)	25.89	8.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87 (c)	.88	.87	.86	.86	.87
Ratio of net expenses to average net assets	.80 (c),(d),(e)	.81 (d),(e)	.80 (d),(e)	.80 (d),(e)	.85 (d)	.87
Ratio of net investment income to average net assets	.77 (c),(d),(e)	.68 (d),(e)	.90 (d),(e)	.77 (d),(e)	.63 (d)	.81
Portfolio Turnover Rate	29.98 (b)	59.03	66.09	81.37	90.95	92.40
Net Assets, end of period ($ x 1,000)	71,554	73,094	71,570	66,522	86,837	75,649

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Service Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	20.44	18.56	16.36	24.64	19.84	18.53
Investment Operations:
Net investment income(a)	.05	.08	.11	.09	.09	.09
Net realized and unrealized gain (loss) on investments	.25	2.20	2.73	(2.95)	4.95	1.31
Total from Investment Operations	.30	2.28	2.84	(2.86)	5.04	1.40
Distributions:
Dividends from net investment income	(.09 )	(.12 )	(.09 )	(.10 )	(.10 )	(.09 )
Dividends from net realized gain on investments	(1.85)	(.28 )	(.55 )	(5.32)	(.14 )	-
Total Distributions	(1.94)	(.40 )	(.64 )	(5.42)	(.24 )	(.09 )
Net asset value, end of period	18.80	20.44	18.56	16.36	24.64	19.84
Total Return (%)	2.20 (b)	12.33	17.99	(14.29)	25.56	7.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12 (c)	1.13	1.12	1.11	1.11	1.12
Ratio of net expenses to average net assets	1.05 (c),(d),(e)	1.06 (d),(e)	1.05 (d),(e)	1.05 (d),(e)	1.10 (d)	1.12
Ratio of net investment income to average net assets	.52 (c),(d),(e)	.43 (d),(e)	.65 (d),(e)	.52 (d),(e)	.38 (d)	.56
Portfolio Turnover Rate	29.98 (b)	59.03	66.09	81.37	90.95	92.40
Net Assets, end of period ($ x 1,000)	82,454	84,906	82,389	72,165	94,989	77,862

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
MidCap Stock Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	153,948,054	—	—	153,948,054
Investment Companies	891,029	—	—	891,029
	154,839,083	—	—	154,839,083

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2025, BNY earned $716 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	7,859,083
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,859,083)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Midsize Company Risk: Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 were as follows: ordinary income $1,222,452 and long-term capital gains $2,120,302. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended June 30, 2025, the fund was charged $690 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended June 30, 2025 was approximately $26,519 with a related weighted average annualized interest rate of 5.25%. As of June 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2025 through May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80% of the value of the fund’s average daily net assets. On or after May 1, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $52,974 during the period ended June 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2025, Service shares were charged $100,516 pursuant to the Distribution Plan.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2025, the fund was charged $524 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $195.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2025, the fund was charged $5,041 pursuant to the custody agreement.
During the period ended June 30, 2025, the fund was charged $15,727 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2025, the Custodian was compensated $6,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $93,867, Distribution Plan fees of $16,798, Custodian fees of $3,605, Chief Compliance Officer fees of $5,012, Transfer Agent fees of $174 and Shareholder and regulatory reports service fees of $6,167, which are offset against an expense reimbursement currently in effect in the amount of $15,105.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2025, amounted to $45,600,409 and $51,789,731, respectively.
At June 30, 2025, accumulated net unrealized appreciation on investments was $25,218,178, consisting of $33,570,648 gross unrealized appreciation and $8,352,470 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $18,688.
22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
23

© 2025 BNY Mellon Securities Corporation
Code-0174NCSRSA0625

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Service Shares

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Small Cap Stock Index Portfolio
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.1%
Automobiles & Components — 2.0%
Adient PLC (a)	32,221	627,021
American Axle & Manufacturing Holdings, Inc. (a)	45,738	186,611
BorgWarner, Inc.	84,622	2,833,145
Dana, Inc.	49,779	853,710
Dorman Products, Inc. (a)	10,454	1,282,392
Fox Factory Holding Corp. (a)	15,992	414,832
Gentherm, Inc. (a)	11,730	331,842
LCI Industries	9,834	896,762
Patrick Industries, Inc. (b)	12,846	1,185,300
Phinia, Inc.	15,608	694,400
Standard Motor Products, Inc.	7,860	241,459
Winnebago Industries, Inc.	10,837	314,273
XPEL, Inc. (a)	8,954	321,449
		10,183,196
Banks — 8.9%
Ameris Bancorp	24,815	1,605,530
Atlantic Union Bankshares Corp.	54,971	1,719,493
Axos Financial, Inc. (a)	20,631	1,568,781
Banc of California, Inc.	48,986	688,253
BancFirst Corp.	7,802	964,483
Bank of Hawaii Corp.	15,186	1,025,511
BankUnited, Inc.	28,697	1,021,326
Banner Corp.	13,339	855,697
Berkshire Hills Bancorp, Inc.	17,563	439,777
Brookline Bancorp, Inc.	33,381	352,170
Capitol Federal Financial, Inc.	47,738	291,202
Cathay General Bancorp	26,858	1,222,845
Central Pacific Financial Corp.	10,482	293,810
City Holding Co.	5,585	683,716
Community Financial System, Inc.	20,412	1,160,830
Customers Bancorp, Inc. (a)	11,283	662,763
CVB Financial Corp.	49,568	980,951
Dime Community Bancshares, Inc.	15,419	415,388
Eagle Bancorp, Inc.	11,870	231,228
FB Financial Corp.	13,092	593,068
First Bancorp/Puerto Rico	61,629	1,283,732
First Bancorp/Southern Pines NC	15,954	703,412
First Commonwealth Financial Corp.	40,136	651,407
First Financial Bancorp	36,926	895,825
First Hawaiian, Inc.	48,018	1,198,529
Fulton Financial Corp.	69,553	1,254,736
Hanmi Financial Corp.	11,782	290,780
Heritage Financial Corp.	13,400	319,456
Hilltop Holdings, Inc.	17,486	530,700
Hope Bancorp, Inc.	48,410	519,439
Independent Bank Corp.	16,321	1,026,346
Lakeland Financial Corp.	9,829	603,992
National Bank Holdings Corp., Cl. A	14,626	550,084

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Banks — 8.9% (continued)
NBT Bancorp, Inc.	20,091	834,781
Northwest Bancshares, Inc.	49,493	632,521
OFG Bancorp	17,467	747,588
Pacific Premier Bancorp, Inc.	37,200	784,548
Park National Corp.	5,659	946,524
Pathward Financial, Inc.	9,062	716,985
Preferred Bank	4,495	389,020
Provident Financial Services, Inc.	50,407	883,635
Renasant Corp.	35,705	1,282,881
S&T Bancorp, Inc.	14,711	556,370
Seacoast Banking Corp. of Florida	32,688	902,843
ServisFirst Bancshares, Inc.	19,308	1,496,563
Simmons First National Corp., Cl. A	48,652	922,442
Southside Bancshares, Inc.	10,773	317,049
Stellar Bancorp, Inc.	17,533	490,573
The Bancorp, Inc. (a)	18,222	1,038,107
Tompkins Financial Corp.	4,998	313,525
Triumph Financial, Inc. (a)	8,672	477,914
TrustCo Bank Corp. NY	7,416	247,843
Trustmark Corp.	23,182	845,216
United Community Banks, Inc.	46,521	1,385,861
Veritex Holdings, Inc.	20,935	546,403
WaFd, Inc.	30,805	901,970
Westamerica Bancorp	10,221	495,105
WSFS Financial Corp.	21,825	1,200,375
		45,961,902
Capital Goods — 14.0%
AAR Corp. (a)	13,706	942,836
AeroVironment, Inc. (a)	10,857	3,093,702
Air Lease Corp.	39,994	2,339,249
Alamo Group, Inc.	4,029	879,853
Albany International Corp., Cl. A	11,535	808,950
American Woodmark Corp. (a)	5,612	299,512
Apogee Enterprises, Inc.	8,661	351,637
Arcosa, Inc.	18,727	1,623,818
Armstrong World Industries, Inc.	16,725	2,716,809
Astec Industries, Inc.	8,743	364,496
AZZ, Inc.	11,486	1,085,197
Boise Cascade Co.	14,436	1,253,334
CSW Industrials, Inc.	6,460	1,852,922
DNOW, Inc. (a)	40,995	607,956
DXP Enterprises, Inc. (a)	5,021	440,091
Dycom Industries, Inc. (a)	11,090	2,710,285
Enerpac Tool Group Corp.	20,716	840,241
Enpro, Inc.	8,137	1,558,642
ESCO Technologies, Inc.	9,947	1,908,531
Everus Construction Group, Inc. (a)	19,830	1,259,800
Federal Signal Corp.	23,494	2,500,232
Franklin Electric Co., Inc.	15,046	1,350,228
Gates Industrial Corp. PLC (a)	88,353	2,034,770
Gibraltar Industries, Inc. (a)	11,296	666,464

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Capital Goods — 14.0% (continued)
GMS, Inc. (a)	14,787	1,608,086
Granite Construction, Inc. (b)	16,806	1,571,529
Griffon Corp.	14,994	1,085,116
Hayward Holdings, Inc. (a)	54,940	758,172
Hillenbrand, Inc.	26,878	539,441
Insteel Industries, Inc.	7,508	279,373
JBT Marel Corp.	17,815	2,142,432
Kadant, Inc.	4,562	1,448,207
Kennametal, Inc.	28,895	663,429
Kratos Defense & Security Solutions, Inc. (a),(b)	64,124	2,978,560
Lindsay Corp.	4,149	598,493
Masterbrand, Inc. (a)	48,510	530,214
Mercury Systems, Inc. (a)	19,674	1,059,642
Moog, Inc., Cl. A	10,885	1,969,858
Mueller Water Products, Inc., Cl. A	60,253	1,448,482
MYR Group, Inc. (a)	5,973	1,083,801
National Presto Industries, Inc.	1,981	194,059
Powell Industries, Inc. (b)	3,654	768,984
Proto Labs, Inc. (a)	9,083	363,683
Quanex Building Products Corp.	17,801	336,439
Resideo Technologies, Inc. (a)	57,060	1,258,744
Rush Enterprises, Inc., Cl. A	23,463	1,208,579
SPX Technologies, Inc. (a)	18,000	3,018,240
Standex International Corp.	4,613	721,842
Sterling Infrastructure, Inc. (a)	11,721	2,704,386
Sunrun, Inc. (a),(b)	88,774	726,171
Tennant Co.	7,252	561,885
The Greenbrier Companies, Inc.	12,069	555,777
Titan International, Inc. (a),(b)	17,866	183,484
Trinity Industries, Inc.	31,246	843,954
Triumph Group, Inc. (a)	30,113	775,410
Vicor Corp. (a)	9,098	412,685
WillScot Holdings Corp.	70,185	1,923,069
Worthington Enterprises, Inc.	11,898	757,189
Zurn Elkay Water Solutions Corp.	54,314	1,986,263
		72,555,233
Commercial & Professional Services — 3.5%
ABM Industries, Inc.	23,827	1,124,873
Amentum Holdings, Inc. (a),(b)	58,664	1,385,057
Brady Corp., Cl. A	16,787	1,141,012
CoreCivic, Inc. (a)	42,008	885,109
CSG Systems International, Inc.	10,712	699,601
Deluxe Corp.	17,435	277,391
Enviri Corp. (a)	30,309	263,082
Healthcare Services Group, Inc. (a)	28,916	434,607
Heidrick & Struggles International, Inc.	8,047	368,231
HNI Corp.	17,810	875,896
Interface, Inc.	23,052	482,478
Korn Ferry	19,995	1,466,233
Liquidity Services, Inc. (a)	8,720	205,705
MillerKnoll, Inc.	26,118	507,212

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Commercial & Professional Services — 3.5% (continued)
NV5 Global, Inc. (a)	20,347	469,812
OPENLANE, Inc. (a)	41,384	1,011,839
Pitney Bowes, Inc.	60,470	659,728
Robert Half, Inc.	39,027	1,602,058
The GEO Group, Inc. (a)	53,313	1,276,846
UniFirst Corp.	5,773	1,086,594
Verra Mobility Corp. (a)	61,375	1,558,311
Vestis Corp. (b)	44,025	252,263
		18,033,938
Consumer Discretionary Distribution & Retail — 3.6%
Academy Sports & Outdoors, Inc.	25,536	1,144,268
Advance Auto Parts, Inc. (b)	23,288	1,082,659
American Eagle Outfitters, Inc. (b)	59,755	574,843
Asbury Automotive Group, Inc. (a)	7,597	1,812,188
Boot Barn Holdings, Inc. (a)	11,780	1,790,560
Caleres, Inc.	13,200	161,304
Etsy, Inc. (a)	40,152	2,014,024
Foot Locker, Inc. (a),(b)	32,355	792,698
Group 1 Automotive, Inc.	4,873	2,128,088
Guess?, Inc. (b)	10,351	125,144
Kohl’s Corp. (b)	43,502	368,897
MarineMax, Inc. (a)	7,391	185,810
Monro, Inc.	12,053	179,710
National Vision Holdings, Inc. (a)	30,370	698,814
Sally Beauty Holdings, Inc. (a)	38,288	354,547
Shoe Carnival, Inc.	6,476	121,166
Signet Jewelers Ltd.	16,498	1,312,416
Sonic Automotive, Inc., Cl. A	5,665	452,803
The Buckle, Inc.	11,627	527,284
Upbound Group, Inc.	19,798	496,930
Urban Outfitters, Inc. (a)	21,749	1,577,672
Victoria’s Secret & Co. (a)	31,063	575,287
		18,477,112
Consumer Durables & Apparel — 3.6%
Acushnet Holdings Corp. (b)	10,108	736,065
Carter’s, Inc.	14,067	423,839
Cavco Industries, Inc. (a)	3,118	1,354,553
Century Communities, Inc.	10,230	576,154
Champion Homes, Inc. (a)	20,482	1,282,378
Dream Finders Homes, Inc., Cl. A (a),(b)	10,978	275,877
Ethan Allen Interiors, Inc.	8,657	241,097
G-III Apparel Group Ltd. (a)	15,043	336,963
Green Brick Partners, Inc. (a)	11,614	730,288
Hanesbrands, Inc. (a)	135,797	621,950
Helen of Troy Ltd. (a)	9,148	259,620
Installed Building Products, Inc.	8,774	1,582,128
Kontoor Brands, Inc.	19,236	1,268,999
La-Z-Boy, Inc.	15,969	593,568
Leggett & Platt, Inc.	52,056	464,339
LGI Homes, Inc. (a)	8,026	413,500
M/I Homes, Inc. (a)	10,277	1,152,257

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Consumer Durables & Apparel — 3.6% (continued)
Meritage Homes Corp.	27,552	1,845,157
Newell Brands, Inc.	161,617	872,732
Oxford Industries, Inc. (b)	5,291	212,963
Sonos, Inc. (a)	46,581	503,541
Steven Madden Ltd.	27,665	663,407
Sturm Ruger & Co., Inc.	6,507	233,601
Topgolf Callaway Brands Corp. (a)	54,040	435,022
Tri Pointe Homes, Inc. (a)	34,808	1,112,116
Wolverine World Wide, Inc.	31,531	570,080
		18,762,194
Consumer Services — 3.9%
Adtalem Global Education, Inc. (a)	13,826	1,759,082
BJ’s Restaurants, Inc. (a)	8,641	385,389
Bloomin’ Brands, Inc.	28,647	246,651
Brinker International, Inc. (a)	17,126	3,088,332
Cracker Barrel Old Country Store, Inc. (b)	8,762	535,183
Dave & Buster’s Entertainment, Inc. (a),(b)	10,810	325,165
Frontdoor, Inc. (a)	28,349	1,670,890
Golden Entertainment, Inc.	8,009	235,705
Jack in the Box, Inc. (b)	7,123	124,368
Matthews International Corp., Cl. A	12,051	288,139
Mister Car Wash, Inc. (a)	36,710	220,627
Monarch Casino & Resort, Inc.	4,921	425,371
Papa John’s International, Inc. (b)	12,557	614,540
Penn Entertainment, Inc. (a),(b)	55,732	995,931
Perdoceo Education Corp.	23,950	782,926
Pursuit Attractions and Hospitality, Inc. (a)	8,427	242,950
Sabre Corp. (a)	149,113	471,197
Shake Shack, Inc., Cl. A (a)	15,489	2,177,753
Six Flags Entertainment Corp. (b)	36,479	1,110,056
Strategic Education, Inc.	9,172	780,812
Stride, Inc. (a)	16,534	2,400,571
The Cheesecake Factory, Inc. (b)	17,437	1,092,602
		19,974,240
Consumer Staples Distribution & Retail — .7%
Grocery Outlet Holding Corp. (a)	38,365	476,493
PriceSmart, Inc.	9,594	1,007,754
SpartanNash Co.	12,905	341,854
The Andersons, Inc.	12,227	449,342
The Chefs’ Warehouse, Inc. (a)	13,609	868,390
United Natural Foods, Inc. (a)	23,146	539,533
		3,683,366
Energy — 3.9%
Archrock, Inc.	68,103	1,690,997
Atlas Energy Solutions, Inc. (b)	28,288	378,211
Bristow Group, Inc. (a)	9,489	312,852
Cactus, Inc., Cl. A	26,249	1,147,606
California Resources Corp.	26,749	1,221,627
Comstock Resources, Inc. (a),(b)	35,174	973,265
Core Laboratories, Inc.	17,775	204,768
Core Natural Resources, Inc.	19,256	1,342,913

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Energy — 3.9% (continued)
Crescent Energy Co., Cl. A	70,534	606,592
CVR Energy, Inc. (b)	13,218	354,903
Dorian LPG Ltd.	14,237	347,098
Helix Energy Solutions Group, Inc. (a)	54,300	338,832
Helmerich & Payne, Inc.	38,451	582,917
Innovex International, Inc. (a)	14,916	232,988
International Seaways, Inc. (b)	15,496	565,294
Liberty Energy, Inc.	62,872	721,771
Magnolia Oil & Gas Corp., Cl. A	71,862	1,615,458
Northern Oil & Gas, Inc. (b)	37,596	1,065,847
Oceaneering International, Inc. (a)	38,975	807,562
Par Pacific Holdings, Inc. (a)	20,184	535,482
Patterson-UTI Energy, Inc.	135,394	802,886
Peabody Energy Corp.	46,788	627,895
ProPetro Holding Corp. (a)	30,959	184,825
REX American Resources Corp. (a)	5,711	278,183
RPC, Inc.	32,110	151,880
SM Energy Co.	44,098	1,089,662
Talos Energy, Inc. (a)	47,396	401,918
Tidewater, Inc. (a),(b)	17,488	806,721
Vital Energy, Inc. (a),(b)	10,943	176,073
World Kinect Corp.	21,505	609,667
		20,176,693
Equity Real Estate Investment Trusts — 7.1%
Acadia Realty Trust (c)	50,536	938,454
Alexander & Baldwin, Inc. (c)	28,022	499,632
American Assets Trust, Inc. (c)	17,826	352,063
Apple Hospitality REIT, Inc. (c)	84,534	986,512
Armada Hoffler Properties, Inc. (c)	30,410	208,917
Brandywine Realty Trust (c)	66,617	285,787
CareTrust REIT, Inc. (c)	73,936	2,262,442
Centerspace (c)	6,543	393,823
Curbline Properties Corp. (c)	36,454	832,245
DiamondRock Hospitality Co. (c)	79,618	609,874
Douglas Emmett, Inc. (c)	64,043	963,207
Easterly Government Properties, Inc. (c)	16,322	362,348
Elme Communities (c)	33,910	539,169
Essential Properties Realty Trust, Inc. (b),(c)	76,176	2,430,776
Four Corners Property Trust, Inc. (c)	38,644	1,039,910
Getty Realty Corp. (c)	19,581	541,219
Global Net Lease, Inc. (b),(c)	73,222	552,826
Highwoods Properties, Inc. (c)	41,731	1,297,417
Innovative Industrial Properties, Inc. (c)	10,936	603,886
JBG SMITH Properties (b),(c)	29,009	501,856
LTC Properties, Inc. (c)	17,579	608,409
LXP Industrial Trust (c)	114,634	946,877
Medical Properties Trust, Inc. (b),(c)	231,279	996,812
Millrose Properties, Inc. (a),(c)	46,264	1,318,987
NexPoint Residential Trust, Inc. (c)	8,304	276,689
Outfront Media, Inc. (c)	53,230	868,714
Pebblebrook Hotel Trust (c)	45,122	450,769

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Equity Real Estate Investment Trusts — 7.1% (continued)
Phillips Edison & Co., Inc. (c)	48,726	1,706,872
Ryman Hospitality Properties, Inc. (c)	23,127	2,281,941
Safehold, Inc. (c)	17,840	277,590
Saul Centers, Inc. (c)	4,497	153,528
SITE Centers Corp. (c)	18,036	203,987
SL Green Realty Corp. (c)	27,305	1,690,179
Summit Hotel Properties, Inc. (b),(c)	43,349	220,646
Sunstone Hotel Investors, Inc. (c)	75,870	658,552
Tanger, Inc. (c)	43,486	1,329,802
Terreno Realty Corp. (c)	39,821	2,232,763
The Macerich Company (c)	97,061	1,570,447
Uniti Group, Inc. (c)	96,399	416,444
Universal Health Realty Income Trust (c)	5,170	206,645
Urban Edge Properties (c)	48,238	900,121
Veris Residential, Inc. (c)	30,670	456,676
Whitestone REIT (c)	18,068	225,489
Xenia Hotels & Resorts, Inc. (c)	38,485	483,756
		36,685,058
Financial Services — 7.5%
Acadian Asset Management, Inc.	10,305	363,148
Apollo Commercial Real Estate Finance, Inc. (c)	48,434	468,841
Arbor Realty Trust, Inc. (b),(c)	74,472	796,850
ARMOUR Residential REIT, Inc. (b),(c)	30,943	520,152
Artisan Partners Asset Management, Inc., Cl. A	27,315	1,210,874
BGC Group, Inc., Cl. A	147,051	1,504,332
Blackstone Mortgage Trust, Inc., Cl. A (b),(c)	64,929	1,249,883
Bread Financial Holdings, Inc.	17,864	1,020,392
Cohen & Steers, Inc.	10,421	785,222
Donnelley Financial Solutions, Inc. (a)	9,941	612,863
Ellington Financial, Inc. (b),(c)	36,525	474,460
Enact Holdings, Inc.	11,191	415,746
Encore Capital Group, Inc. (a)	9,258	358,377
Enova International, Inc. (a)	9,740	1,086,205
EVERTEC, Inc.	24,385	879,079
EZCORP, Inc., Cl. A (a)	20,029	278,003
Franklin BSP Realty Trust, Inc. (b),(c)	32,644	348,964
HA Sustainable Infrastructure Capital, Inc. (b)	46,484	1,248,560
Jackson Financial, Inc., Cl. A	27,468	2,438,884
KKR Real Estate Finance Trust, Inc. (c)	22,298	195,553
Moelis & Co., Cl. A	28,522	1,777,491
Mr. Cooper Group, Inc. (a)	24,665	3,680,265
Navient Corp.	27,585	388,948
NCR Atleos Corp. (a)	28,088	801,351
New York Mortgage Trust, Inc. (b),(c)	34,298	229,797
NMI Holdings, Inc. (a)	30,003	1,265,827
Payoneer Global, Inc. (a)	99,420	681,027
PennyMac Mortgage Investment Trust (b),(c)	34,283	440,879
Piper Sandler Companies	6,313	1,754,635
PJT Partners, Inc., Cl. A	9,400	1,551,094
PRA Group, Inc. (a)	15,503	228,669
PROG Holdings, Inc.	15,732	461,734

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Financial Services — 7.5% (continued)
Radian Group, Inc.	51,876	1,868,574
Ready Capital Corp. (b),(c)	66,251	289,517
Redwood Trust, Inc. (c)	51,548	304,649
StepStone Group, Inc., Cl. A	25,525	1,416,637
StoneX Group, Inc. (a)	16,908	1,540,995
Two Harbors Investment Corp. (b),(c)	40,022	431,037
Virtu Financial, Inc., Cl. A	31,114	1,393,596
Virtus Investment Partners, Inc.	2,525	458,035
Walker & Dunlop, Inc.	12,518	882,269
WisdomTree, Inc.	45,101	519,112
World Acceptance Corp. (a)	1,218	201,116
		38,823,642
Food, Beverage & Tobacco — 1.5%
B&G Foods, Inc. (b)	30,770	130,157
Cal-Maine Foods, Inc.	16,619	1,655,751
Fresh Del Monte Produce, Inc.	12,946	419,709
Freshpet, Inc. (a)	18,751	1,274,318
J & J Snack Foods Corp.	5,954	675,243
John B. Sanfilippo & Son, Inc.	3,707	234,431
MGP Ingredients, Inc.	5,430	162,737
National Beverage Corp. (a)	9,094	393,225
The Simply Good Foods Company (a)	35,159	1,110,673
Tootsie Roll Industries, Inc.	6,410	214,415
TreeHouse Foods, Inc. (a)	17,739	344,491
Universal Corp.	9,647	561,841
WK Kellogg Co. (b)	26,179	417,293
		7,594,284
Health Care Equipment & Services — 5.9%
AdaptHealth Corp. (a)	41,881	394,938
Addus HomeCare Corp. (a)	7,066	813,933
AMN Healthcare Services, Inc. (a)	14,808	306,081
Artivion, Inc. (a)	14,888	463,017
Astrana Health, Inc. (a)	15,863	394,672
Avanos Medical, Inc. (a)	17,989	220,185
Certara, Inc. (a)	42,846	501,298
Concentra Group Holdings Parent, Inc.	41,802	859,867
CONMED Corp.	11,932	621,419
CorVel Corp. (a)	10,465	1,075,593
Embecta Corp.	22,645	219,430
Enovis Corp. (a)	21,648	678,881
Glaukos Corp. (a)	21,983	2,270,624
HealthStream, Inc.	9,329	258,133
ICU Medical, Inc. (a)	9,495	1,254,764
Inspire Medical Systems, Inc. (a)	11,353	1,473,279
Integer Holdings Corp. (a)	13,373	1,644,478
Integra LifeSciences Holdings Corp. (a)	26,218	321,695
LeMaitre Vascular, Inc.	7,873	653,853
Merit Medical Systems, Inc. (a)	22,702	2,122,183
National HealthCare Corp.	4,858	519,855
Neogen Corp. (a)	77,745	371,621
NeoGenomics, Inc. (a)	50,017	365,624

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Health Care Equipment & Services — 5.9% (continued)
Omnicell, Inc. (a)	18,333	538,990
Owens & Minor, Inc. (a)	29,126	265,047
Pediatrix Medical Group, Inc. (a)	32,198	462,041
Premier, Inc., Cl. A	32,129	704,589
Privia Health Group, Inc. (a)	40,148	923,404
Progyny, Inc. (a)	28,681	630,982
QuidelOrtho Corp. (a),(b)	25,500	734,910
RadNet, Inc. (a),(b)	25,389	1,444,888
Schrodinger, Inc. (a),(b)	21,998	442,600
Select Medical Holdings Corp.	40,229	610,676
Simulations Plus, Inc.	6,294	109,830
STAAR Surgical Co. (a),(b)	19,392	325,398
Tandem Diabetes Care, Inc. (a)	25,855	481,937
Teleflex, Inc.	16,989	2,010,818
TransMedics Group, Inc. (a),(b)	13,021	1,744,944
U.S. Physical Therapy, Inc.	5,772	451,370
UFP Technologies, Inc. (a)	2,820	688,531
		30,376,378
Household & Personal Products — .7%
Central Garden & Pet Co. (a)	3,418	120,245
Central Garden & Pet Co., Cl. A (a)	18,669	584,153
Edgewell Personal Care Co.	17,787	416,394
Energizer Holdings, Inc.	25,477	513,616
Interparfums, Inc.	6,951	912,736
USANA Health Sciences, Inc. (a)	4,001	122,150
WD-40 Co.	5,253	1,198,157
		3,867,451
Insurance — 2.6%
AMERISAFE, Inc.	7,353	321,547
Assured Guaranty Ltd.	17,701	1,541,757
Employers Holdings, Inc.	9,545	450,333
Genworth Financial, Inc. (a)	159,256	1,239,012
Goosehead Insurance, Inc., Cl. A	9,610	1,013,951
HCI Group, Inc.	3,591	546,550
Horace Mann Educators Corp.	15,847	680,946
Lincoln National Corp.	65,677	2,272,424
Mercury General Corp.	10,267	691,380
Palomar Holdings, Inc. (a)	10,284	1,586,307
ProAssurance Corp. (a)	19,611	447,719
Safety Insurance Group, Inc.	5,850	464,431
SiriusPoint Ltd. (a)	35,754	729,024
Stewart Information Services Corp.	10,791	702,494
Trupanion, Inc. (a),(b)	13,185	729,790
United Fire Group, Inc.	8,336	239,243
		13,656,908
Materials — 4.9%
AdvanSix, Inc.	10,193	242,084
Alpha Metallurgical Resources, Inc. (a)	4,275	480,852
Balchem Corp.	12,560	1,999,552
Celanese Corp.	42,138	2,331,496
Century Aluminum Co. (a)	20,217	364,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Materials — 4.9% (continued)
Element Solutions, Inc.	85,906	1,945,771
FMC Corp.	48,118	2,008,926
Hawkins, Inc.	7,292	1,036,193
HB Fuller Co.	20,748	1,247,992
Ingevity Corp. (a)	13,970	601,967
Innospec, Inc.	9,640	810,628
Kaiser Aluminum Corp.	6,217	496,738
Koppers Holdings, Inc.	7,891	253,696
Materion Corp.	7,998	634,801
Metallus, Inc. (a)	13,995	215,663
Minerals Technologies, Inc.	12,315	678,187
MP Materials Corp. (a),(b)	46,615	1,550,881
O-I Glass, Inc. (a)	59,692	879,860
Quaker Chemical Corp.	5,178	579,625
Sealed Air Corp.	56,542	1,754,498
Sensient Technologies Corp.	16,471	1,622,723
Stepan Co.	8,246	450,067
SunCoke Energy, Inc.	33,067	284,046
Sylvamo Corp.	13,271	664,877
The Chemours Company (b)	57,593	659,440
Warrior Met Coal, Inc.	20,183	924,987
Worthington Steel, Inc.	13,824	412,370
		25,132,230
Media & Entertainment — 2.1%
Angi, Inc. (a)	16,637	253,881
Cable One, Inc.	1,817	246,767
Cargurus, Inc. (a)	32,441	1,085,800
Cars.com, Inc. (a)	21,989	260,570
Cinemark Holdings, Inc. (b)	38,828	1,171,829
DoubleVerify Holdings, Inc. (a)	51,794	775,356
IAC, Inc. (a)	24,968	932,305
John Wiley & Sons, Inc., Cl. A	15,890	709,171
Madison Square Garden Sports Corp. (a)	6,432	1,343,966
QuinStreet, Inc. (a)	22,218	357,710
Scholastic Corp.	9,451	198,282
Shutterstock, Inc.	9,605	182,111
TechTarget, Inc. (a)	11,165	86,752
TEGNA, Inc.	62,325	1,044,567
Thryv Holdings, Inc. (a)	15,680	190,669
TripAdvisor, Inc. (a)	45,819	597,938
Yelp, Inc. (a)	24,327	833,686
Ziff Davis, Inc. (a)	16,108	487,589
		10,758,949
Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
ACADIA Pharmaceuticals, Inc. (a)	47,725	1,029,428
ADMA Biologics, Inc. (a)	91,956	1,674,519
Alkermes PLC (a)	63,439	1,814,990
Amphastar Pharmaceuticals, Inc. (a),(b)	13,947	320,223
ANI Pharmaceuticals, Inc. (a)	6,536	426,474
Arcus Biosciences, Inc. (a)	25,592	208,319
Arrowhead Pharmaceuticals, Inc. (a)	48,194	761,465

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.6% (continued)
Azenta, Inc. (a)	17,475	537,881
BioLife Solutions, Inc. (a)	14,273	307,440
Catalyst Pharmaceuticals, Inc. (a)	44,012	955,060
Collegium Pharmaceutical, Inc. (a)	12,627	373,380
Corcept Therapeutics, Inc. (a)	36,358	2,668,677
Cytek Biosciences, Inc. (a)	41,650	141,610
Dynavax Technologies Corp. (a),(b)	42,588	422,473
Fortrea Holdings, Inc. (a)	35,284	174,303
Harmony Biosciences Holdings, Inc. (a)	14,876	470,082
Innoviva, Inc. (a)	21,530	432,538
Krystal Biotech, Inc. (a)	9,835	1,351,919
Ligand Pharmaceuticals, Inc. (a)	7,468	848,962
Mesa Laboratories, Inc.	2,155	203,044
Myriad Genetics, Inc. (a)	35,833	190,273
Organon & Co. (b)	99,851	966,558
Pacira BioSciences, Inc. (a),(b)	18,222	435,506
Phibro Animal Health Corp., Cl. A	7,760	198,190
Prestige Consumer Healthcare, Inc. (a)	18,998	1,516,990
Protagonist Therapeutics, Inc. (a),(b)	24,134	1,333,886
Supernus Pharmaceuticals, Inc. (a)	21,469	676,703
TG Therapeutics, Inc. (a),(b)	52,239	1,880,082
Vericel Corp. (a)	19,631	835,299
Vir Biotechnology, Inc. (a),(b)	34,803	175,407
Xencor, Inc. (a)	27,053	212,637
		23,544,318
Real Estate Management & Development — .5%
Cushman & Wakefield PLC (a)	88,835	983,403
eXp World Holdings, Inc. (b)	33,458	304,468
Kennedy-Wilson Holdings, Inc.	44,895	305,286
Marcus & Millichap, Inc.	9,074	278,663
The St. Joe Company	14,622	697,469
		2,569,289
Semiconductors & Semiconductor Equipment — 2.8%
Alpha & Omega Semiconductor Ltd. (a)	9,391	240,973
Axcelis Technologies, Inc. (a)	12,308	857,744
CEVA, Inc. (a)	9,300	204,414
Cohu, Inc. (a)	18,136	348,937
Diodes, Inc. (a)	17,815	942,235
FormFactor, Inc. (a)	29,893	1,028,618
Ichor Holdings Ltd. (a)	13,327	261,742
Impinj, Inc. (a),(b)	9,022	1,002,074
Kulicke & Soffa Industries, Inc.	20,071	694,457
MaxLinear, Inc. (a)	30,255	429,924
PDF Solutions, Inc. (a)	11,948	255,448
Penguin Solutions, Inc. (a)	20,186	399,885
Photronics, Inc. (a)	24,411	459,659
Qorvo, Inc. (a)	35,983	3,055,317
Semtech Corp. (a),(b)	33,552	1,514,537
SiTime Corp. (a)	8,045	1,714,229
SolarEdge Technologies, Inc. (a),(b)	23,107	471,383

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Semiconductors & Semiconductor Equipment — 2.8% (continued)
Ultra Clean Holdings, Inc. (a)	17,378	392,221
Veeco Instruments, Inc. (a),(b)	22,713	461,528
		14,735,325
Software & Services — 4.4%
A10 Networks, Inc. (b)	28,270	547,025
ACI Worldwide, Inc. (a)	40,381	1,853,892
Adeia, Inc.	42,388	599,366
Agilysys, Inc. (a)	8,645	991,063
Alarm.com Holdings, Inc. (a)	19,058	1,078,111
BlackLine, Inc. (a)	19,894	1,126,398
Box, Inc., Cl. A (a)	55,794	1,906,481
Cleanspark, Inc. (a),(b)	108,002	1,191,262
Clear Secure, Inc., Cl. A	36,041	1,000,498
DigitalOcean Holdings, Inc. (a)	24,062	687,211
DXC Technology Co. (a)	70,127	1,072,242
Grid Dynamics Holdings, Inc. (a)	23,558	272,095
InterDigital, Inc.	9,995	2,241,179
LiveRamp Holdings, Inc. (a)	25,357	837,795
MARA Holdings, Inc. (a),(b)	135,550	2,125,424
N-able, Inc. (a)	26,900	217,890
NCR Voyix Corp. (a),(b)	53,862	631,801
Progress Software Corp.	16,543	1,056,105
Sprinklr, Inc., Cl. A (a)	42,885	362,807
SPS Commerce, Inc. (a)	14,615	1,988,955
Teradata Corp. (a)	37,005	825,582
		22,613,182
Technology Hardware & Equipment — 5.7%
Advanced Energy Industries, Inc.	14,494	1,920,455
Arlo Technologies, Inc. (a)	40,256	682,742
Badger Meter, Inc.	11,350	2,780,182
Benchmark Electronics, Inc.	13,829	536,980
Calix, Inc. (a)	22,158	1,178,584
Corsair Gaming, Inc. (a)	17,968	169,438
CTS Corp.	11,536	491,549
Digi International, Inc. (a)	14,211	495,395
ePlus, Inc. (a)	10,110	728,931
Extreme Networks, Inc. (a)	51,269	920,279
Harmonic, Inc. (a)	45,163	427,694
Insight Enterprises, Inc. (a)	10,618	1,466,187
Itron, Inc. (a)	17,570	2,312,739
Knowles Corp. (a)	33,004	581,530
NetScout Systems, Inc. (a)	27,244	675,924
OSI Systems, Inc. (a)	6,002	1,349,610
PC Connection, Inc.	4,556	299,694
Plexus Corp. (a)	10,502	1,421,026
Ralliant Corp. (a)	44,104	2,138,603
Rogers Corp. (a)	6,493	444,641
Sandisk Corp. (a)	52,044	2,360,195
Sanmina Corp. (a)	20,597	2,015,004
ScanSource, Inc. (a)	7,950	332,389
TTM Technologies, Inc. (a)	39,144	1,597,858

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Technology Hardware & Equipment — 5.7% (continued)
Viasat, Inc. (a)	33,160	484,136
Viavi Solutions, Inc. (a)	86,032	866,342
Vishay Intertechnology, Inc. (b)	42,950	682,046
Xerox Holdings Corp. (b)	44,102	232,418
		29,592,571
Telecommunication Services — .9%
Cogent Communications Holdings, Inc.	16,457	793,392
Gogo, Inc. (a)	22,538	330,858
Lumen Technologies, Inc. (a)	395,220	1,731,064
Shenandoah Telecommunications Co.	17,581	240,156
Telephone and Data Systems, Inc.	37,920	1,349,194
		4,444,664
Transportation — 1.6%
Allegiant Travel Co. (a)	5,709	313,709
ArcBest Corp.	8,764	674,916
Forward Air Corp. (a),(b)	8,135	199,633
Heartland Express, Inc.	16,612	143,528
Hertz Global Holdings, Inc. (a),(b)	45,823	312,971
Hub Group, Inc., Cl. A	23,521	786,307
JetBlue Airways Corp. (a)	119,432	505,197
Marten Transport Ltd.	22,201	288,391
Matson, Inc.	12,551	1,397,554
RXO, Inc. (a)	54,794	861,362
Schneider National, Inc., Cl. B (b)	18,484	446,389
SkyWest, Inc. (a)	15,514	1,597,476
Sun Country Airlines Holdings, Inc. (a)	14,499	170,363
Werner Enterprises, Inc.	23,986	656,257
		8,354,053
Utilities — 2.2%
American States Water Co.	14,774	1,132,575
Avista Corp.	30,783	1,168,215
California Water Service Group	22,835	1,038,536
Chesapeake Utilities Corp.	8,932	1,073,805
Clearway Energy, Inc., Cl. A	13,782	417,043
Clearway Energy, Inc., Cl. C	31,638	1,012,416
H2O America	12,013	624,316
MDU Resources Group, Inc.	79,217	1,320,547
MGE Energy, Inc.	14,061	1,243,555
Middlesex Water Co.	6,964	377,309
Northwest Natural Holding Co.	15,521	616,494
Otter Tail Corp.	16,223	1,250,631
Unitil Corp.	6,372	332,300
		11,607,742
Total Common Stocks (cost $383,900,205)		512,163,918

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Pharmaceuticals, Biotechnology & Life Sciences — .0%
Omniab Operations, Inc.- 12.5 Earnout	3,619	0
Omniab Operations, Inc.- 15.0 Earnout	3,619	0
Total Rights (cost $12,944)		0

Shares
Exchange-Traded Funds — .5%
Registered Investment Companies — .5%
iShares Core S&P Small-Cap ETF (cost $2,321,927)	23,668	2,586,676

	1-Day Yield (%)
Investment Companies — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $97,729)	4.47	97,729	97,729
Investment of Cash Collateral for Securities Loaned — 2.1%
Registered Investment Companies — 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $10,844,268)	4.47	10,844,268	10,844,268
Total Investments (cost $397,177,073)		101.7%	525,692,591
Liabilities, Less Cash and Receivables		(1.7%)	(8,539,384)
Net Assets		100.0%	517,153,207

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $46,235,389 and the value of the collateral was
$47,344,152, consisting of cash collateral of $10,844,268 and U.S. Government & Agency securities valued at $36,499,884.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	2,877,181	95,564,216	(98,343,668)	97,729	42,727

Affiliated Issuers (continued)
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.1%	6,591,083	44,470,705	(40,217,520)	10,844,268	69,216††
Total - 2.1%	9,468,264	140,034,921	(138,561,188)	10,941,997	111,943

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000 Index	24	9/19/2025	2,568,058	2,630,040	61,982
Gross Unrealized Appreciation					61,982
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $46,235,389)—Note 1(c):
Unaffiliated issuers	386,235,076	514,750,594
Affiliated issuers	10,941,997	10,941,997
Cash collateral held by broker—Note 4		234,000
Receivable for investment securities sold		8,599,612
Dividends and securities lending income receivable		610,943
Receivable for shares of Beneficial Interest subscribed		235,184
Receivable for futures variation margin—Note 4		4,488
		535,376,818
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		252,507
Liability for securities on loan—Note 1(c)		10,844,268
Payable for investment securities purchased		4,725,350
Note payable—Note 2		2,100,000
Payable for shares of Beneficial Interest redeemed		294,612
Trustees’ fees and expenses payable		6,310
Interest payable—Note 2		564
		18,223,611
Net Assets ($)		517,153,207
Composition of Net Assets ($):
Paid-in capital		394,031,739
Total distributable earnings (loss)		123,121,468
Net Assets ($)		517,153,207
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		31,795,411
Net Asset Value Per Share ($)		16.27
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,081 foreign taxes withheld at source):
Unaffiliated issuers	4,590,490
Affiliated issuers	42,727
Affiliated income net of rebates from securities lending—Note 1(c)	69,216
Interest	6,597
Total Income	4,709,030
Expenses:
Management fee—Note 3(a)	912,286
Distribution Plan fees—Note 3(b)	651,633
Interest expense—Note 2	13,109
Trustees’ fees—Notes 3(a) and 3(c)	8,740
Loan commitment fees—Note 2	5,260
Total Expenses	1,591,028
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(8,740)
Net Expenses	1,582,288
Net Investment Income	3,126,742
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,111,249
Net realized gain (loss) on futures	(245,576)
Net Realized Gain (Loss)	4,865,673
Net change in unrealized appreciation (depreciation) on investments	(37,369,204)
Net change in unrealized appreciation (depreciation) on futures	205,281
Net Change in Unrealized Appreciation (Depreciation)	(37,163,923)
Net Realized and Unrealized Gain (Loss) on Investments	(32,298,250)
Net (Decrease) in Net Assets Resulting from Operations	(29,171,508)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	3,126,742	6,259,881
Net realized gain (loss) on investments	4,865,673	53,138,340
Net change in unrealized appreciation (depreciation) on investments	(37,163,923)	(17,024,522)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,171,508)	42,373,699
Distributions ($):
Distributions to shareholders	(61,582,942)	(19,677,634)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	88,244,286	189,396,668
Distributions reinvested	61,582,942	19,677,634
Cost of shares redeemed	(123,654,858)	(228,895,292)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	26,172,370	(19,820,990)
Total Increase (Decrease) in Net Assets	(64,582,080)	2,875,075
Net Assets ($):
Beginning of Period	581,735,287	578,860,212
End of Period	517,153,207	581,735,287
Capital Share Transactions (Shares):
Shares sold	5,066,981	10,025,982
Shares issued for distributions reinvested	3,980,798	1,078,226
Shares redeemed	(7,249,513)	(12,262,650)
Net Increase (Decrease) in Shares Outstanding	1,798,266	(1,158,442)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Service Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.39	18.58	17.26	23.55	19.06	19.06
Investment Operations:
Net investment income(a)	.10	.20	.21	.18	.16	.14
Net realized and unrealized gain (loss) on investments	(1.14)	1.24	2.28	(3.76)	4.79	1.04
Total from Investment Operations	(1.04)	1.44	2.49	(3.58)	4.95	1.18
Distributions:
Dividends from net investment income	(.24 )	(.21 )	(.19 )	(.19 )	(.15 )	(.18 )
Dividends from net realized gain on investments	(1.84)	(.42 )	(.98 )	(2.52)	(.31 )	(1.00)
Total Distributions	(2.08)	(.63 )	(1.17)	(2.71)	(.46 )	(1.18)
Net asset value, end of period	16.27	19.39	18.58	17.26	23.55	19.06
Total Return (%)	(4.88)(b)	7.96	15.39	(16.65)	26.14	10.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.61 (d)	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets(c),(e)	.61 (d)	.61	.60	.60	.60	.60
Ratio of net investment income to average net assets(c),(e)	1.20 (d)	1.08	1.22	.97	.73	.95
Portfolio Turnover Rate	33.03 (b)	77.24	38.37	28.27	46.01	47.77
Net Assets, end of period ($ x 1,000)	517,153	581,735	578,860	523,889	723,023	617,985

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® SmallCap 600 Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in Service Shares which bears a Distribution Plan.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	512,163,918	—	—	512,163,918
Exchange-Traded Funds	2,586,676	—	—	2,586,676
Rights	—	0	—	0
Investment Companies	10,941,997	—	—	10,941,997
	525,692,591	0	—	525,692,591
Other Financial Instruments:
Futures††	61,982	—	—	61,982
	61,982	—	—	61,982

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2025, BNY earned $9,396 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	46,235,389
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(46,235,389)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 were as follows: ordinary income $6,649,877 and long-term capital gains $13,027,757. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended June 30, 2025, the fund was charged $13,109 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended June 30, 2025 was approximately $499,448 with a related weighted average annualized interest rate of 5.29%. As of June 30, 2025, the fund has an outstanding loan balance of $2,100,000 under the Citibank Credit Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The fund’s Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, Rule 12b-1 Distribution Plan fees, interest expense, brokerage commissions, commitment fees on borrowings, extraordinary expenses not incurred in the ordinary course of the fund’s business, and the fees and expenses of the non-interested board members and their counsel. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interest board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended June 30, 2025, Trustees’ fees reimbursed by the Adviser amounted to $8,740.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Distribution Plan provides for

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2025, the fund was charged $651,633 pursuant to the Distribution Plan.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $148,346, Distribution Plan fees of $105,961, which are offset against an expense reimbursement currently in effect in the amount of $1,800.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended June 30, 2025, amounted to $175,823,727 and $208,341,765, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended June 30, 2025 is discussed below.
Deposits with Broker: The amount included in deposits held with broker represents cash balances that are held by a broker including collateral required for derivative contracts within Cash collateral held by broker in the Statement of Asset and Liabilities. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2025 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of June 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	61,982 (1)	Equity Risk	-
Gross fair value of derivative contracts	61,982		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	(245,576)	(245,576)
Total	(245,576)	(245,576)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	205,281	205,281
Total	205,281	205,281
Statement of Operations location:
Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	2,614,181
At June 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $128,577,500, consisting of $187,464,396 gross unrealized appreciation and $58,886,896 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Trustees’ and Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0410NCSRSA0625

BNY Mellon Investment Portfolios, Technology Growth Portfolio
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Initial Shares
Service Shares

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Technology Growth Portfolio
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.1%
Aerospace & Defense — 2.7%
Axon Enterprise, Inc. (a)	5,283	4,374,007
Application Software — 13.1%
Atlassian Corp., Cl. A (a)	12,270	2,491,914
Datadog, Inc., Cl. A (a)	21,698	2,914,692
HubSpot, Inc. (a)	5,531	3,078,721
Intuit, Inc.	10,269	8,088,172
Klaviyo, Inc., Cl. A (a)	85,974	2,887,007
Synopsys, Inc. (a)	3,944	2,022,010
		21,482,516
Broadline Retail — 8.8%
Alibaba Group Holding Ltd., ADR (b)	20,729	2,350,876
Amazon.com, Inc. (a)	34,131	7,488,000
MercadoLibre, Inc. (a)	698	1,824,314
PDD Holdings, Inc., ADR (a)	26,035	2,724,823
		14,388,013
Interactive Media & Services — 9.7%
Alphabet, Inc., Cl. C	30,505	5,411,282
Meta Platforms, Inc., Cl. A	10,619	7,837,778
Tencent Holdings Ltd., ADR (b)	42,212	2,722,674
		15,971,734
Internet Services & Infrastructure — 5.6%
MongoDB, Inc. (a)	11,200	2,351,888
Shopify, Inc., Cl. A (a)	59,554	6,869,554
		9,221,442
Movies & Entertainment — 7.4%
Netflix, Inc. (a)	7,008	9,384,623
Spotify Technology SA (a)	3,580	2,747,077
		12,131,700
Real Estate Services — 1.9%
CoStar Group, Inc. (a)	38,668	3,108,907
Semiconductor Materials & Equipment — 6.0%
Applied Materials, Inc.	16,182	2,962,439
ASML Holding NV	2,435	1,951,385
Lam Research Corp.	49,869	4,854,248
		9,768,072
Semiconductors — 24.9%
Infineon Technologies AG, ADR	73,365	3,123,882
Micron Technology, Inc.	63,311	7,803,081
NVIDIA Corp.	73,406	11,597,414
QUALCOMM, Inc.	24,179	3,850,747
Synaptics, Inc. (a),(b)	32,974	2,137,375
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	54,474	12,337,816
		40,850,315
Systems Software — 15.7%
JFrog Ltd. (a)	63,836	2,801,124
Microsoft Corp.	17,467	8,688,261
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.1% (continued)
Systems Software — 15.7% (continued)
Oracle Corp.	35,324	7,722,886
ServiceNow, Inc. (a)	6,254	6,429,612
		25,641,883
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	18,142	3,722,194
Total Common Stocks (cost $103,663,624)		160,660,783
Private Equity — 1.0%
Real Estate Services — .0%
Roofstock, Ser. E (a),(c)	10,567	62,768
Systems Software — 1.0%
Databricks, Inc., Ser. H (a),(c)	9,003	795,865
Databricks, Inc., Ser. I (a),(c)	775	68,510
Databricks, Inc., Ser. J (a),(c)	7,982	705,609
		1,569,984
Total Private Equity (cost $1,768,444)		1,632,752
Total Investments (cost $105,432,068)	99.1%	162,293,535
Cash and Receivables (Net)	0.9%	1,391,905
Net Assets	100.0%	163,685,440

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $5,252,421 and the value of the collateral was
$5,385,659, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	The fund held Level 3 securities at June 30, 2025. These securities were valued at $1,632,752 or 1.0% of net assets.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	40,404,102	77,928,585	(118,332,687)	-	196,425
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	11,669,070	34,333,533	(46,002,603)	-	5,858††
Total - .0%	52,073,172	112,262,118	(164,335,290)	—	202,283

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
4

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,252,421)—Note 1(c)	105,432,068	162,293,535
Cash		13,434
Cash denominated in foreign currency	53,100	52,943
Receivable for investment securities sold		2,963,355
Dividends and securities lending income receivable		94,155
Receivable for shares of Beneficial Interest subscribed		18,869
Tax reclaim receivable—Note 1(b)		15,070
Prepaid expenses		5,759
		165,457,120
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		125,949
Note payable—Note 2		1,400,000
Payable for shares of Beneficial Interest redeemed		188,741
Trustees’ fees and expenses payable		4,076
Interest payable—Note 2		202
Other accrued expenses		52,712
		1,771,680
Net Assets ($)		163,685,440
Composition of Net Assets ($):
Paid-in capital		(427,418,473)
Total distributable earnings (loss)		591,103,913
Net Assets ($)		163,685,440

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	92,223,804	71,461,636
Shares Outstanding	4,728,711	4,651,227
Net Asset Value Per Share ($)	19.50	15.36
See notes to financial statements.
5

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $24,124 foreign taxes withheld at source):
Unaffiliated issuers	497,389
Affiliated issuers	196,425
Affiliated income net of rebates from securities lending—Note 1(c)	5,858
Total Income	699,672
Expenses:
Management fee—Note 3(a)	1,525,902
Distribution Plan fees—Note 3(b)	320,610
Professional fees	46,816
Chief Compliance Officer fees—Note 3(b)	15,770
Trustees’ fees and expenses—Note 3(c)	10,483
Custodian fees—Note 3(b)	6,403
Prospectus and shareholders’ reports	6,264
Shareholder and regulatory reports service fees—Note 3(b)	6,167
Loan commitment fees—Note 2	4,789
Shareholder servicing costs—Note 3(b)	576
Interest expense—Note 2	202
Miscellaneous	16,661
Total Expenses	1,960,643
Less—reduction in fees due to earnings credits—Note 3(b)	(132)
Net Expenses	1,960,511
Net Investment (Loss)	(1,260,839)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	20,885,072
Net realized gain (loss) on In-Kind redemptions	515,088,909
Net Realized Gain (Loss)	535,973,981
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(446,808,681)
Net Realized and Unrealized Gain (Loss) on Investments	89,165,300
Net Increase in Net Assets Resulting from Operations	87,904,461
See notes to financial statements.
6

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment (loss)	(1,260,839)	(6,263,376)
Net realized gain (loss) on investments	535,973,981	167,420,031
Net change in unrealized appreciation (depreciation) on investments	(446,808,681)	95,132,396
Net Increase (Decrease) in Net Assets Resulting from Operations	87,904,461	256,289,051
Distributions ($):
Distributions to shareholders:
Initial Shares	(42,643,745)	-
Service Shares	(35,416,459)	-
Total Distributions	(78,060,204)	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	63,900,372	23,074,894
Service Shares	13,164,033	76,399,621
Distributions reinvested:
Initial Shares	42,643,745	-
Service Shares	35,416,459	-
Cost of shares redeemed:
Initial Shares	(323,079,682)	(33,209,238)
Service Shares	(912,377,990)	(120,392,156)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,080,333,063)	(54,126,879)
Total Increase (Decrease) in Net Assets	(1,070,488,806)	202,162,172
Net Assets ($):
Beginning of Period	1,234,174,246	1,032,012,074
End of Period	163,685,440	1,234,174,246
Capital Share Transactions (Shares):
Initial Shares
Shares sold	1,748,862	710,292
Shares issued for distributions reinvested	2,617,786	-
Shares redeemed	(8,778,630)	(1,065,187)
Net Increase (Decrease) in Shares Outstanding	(4,411,982)	(354,895)
Service Shares
Shares sold	468,866	2,580,477
Shares issued for distributions reinvested	2,758,291	-
Shares redeemed	(27,478,147)	(4,114,410)
Net Increase (Decrease) in Shares Outstanding	(24,250,990)	(1,533,933)
See notes to financial statements.
7

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Initial Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	35.22	28.01	17.57	35.59	36.68	25.26
Investment Operations:
Net investment (loss)(a)	(.06 )	(.12 )	(.07 )	(.06 )	(.17 )	(.03 )
Net realized and unrealized gain (loss) on investments	1.13	7.33	10.51	(15.61)	4.14	14.68
Total from Investment Operations	1.07	7.21	10.44	(15.67)	3.97	14.65
Distributions:
Dividends from net investment income	-	-	-	-	-	(.08 )
Dividends from net realized gain on investments	(16.79)	-	-	(2.35)	(5.06)	(3.15)
Total Distributions	(16.79)	-	-	(2.35)	(5.06)	(3.23)
Net asset value, end of period	19.50	35.22	28.01	17.57	35.59	36.68
Total Return (%)	12.42 (b)	25.74	59.42	(46.39)	12.93	69.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81 (c)	.77	.78	.78	.78	.78
Ratio of net expenses to average net assets	.81 (c),(d)	.77 (d)	.78 (d)	.78 (d)	.78	.78
Ratio of net investment (loss) to average net assets	(.46 )(c),(d)	(.36 )(d)	(.29 )(d)	(.27 )(d)	(.49 )	(.10 )
Portfolio Turnover Rate	13.89 (b)	34.96	36.88	51.13	38.70	80.81
Net Assets, end of period ($ x 1,000)	92,224	321,904	265,980	163,979	266,078	227,325

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
8

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Service Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	31.56	25.17	15.83	32.42	33.95	23.63
Investment Operations:
Net investment (loss)(a)	(.10 )	(.18 )	(.11 )	(.10 )	(.24 )	(.09 )
Net realized and unrealized gain (loss) on investments	.69	6.57	9.45	(14.14)	3.77	13.58
Total from Investment Operations	.59	6.39	9.34	(14.24)	3.53	13.49
Distributions:
Dividends from net investment income	-	-	-	-	-	(.02 )
Dividends from net realized gain on investments	(16.79)	-	-	(2.35)	(5.06)	(3.15)
Total Distributions	(16.79)	-	-	(2.35)	(5.06)	(3.17)
Net asset value, end of period	15.36	31.56	25.17	15.83	32.42	33.95
Total Return (%)	12.30 (b)	25.39	59.00	(46.52)	12.64	69.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06 (c)	1.02	1.03	1.03	1.03	1.03
Ratio of net expenses to average net assets	1.06 (c),(d)	1.02 (d)	1.03 (d)	1.03 (d)	1.03	1.03
Ratio of net investment (loss) to average net assets	(.71 )(c),(d)	(.61 )(d)	(.54 )(d)	(.52 )(d)	(.74 )	(.34 )
Portfolio Turnover Rate	13.89 (b)	34.96	36.88	51.13	38.70	80.81
Net Assets, end of period ($ x 1,000)	71,462	912,270	766,032	523,705	853,460	736,258

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Technology Growth Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
10

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	160,660,783	—	—	160,660,783
Equity Securities - Private Equity	—	—	1,632,752	1,632,752
	160,660,783	—	1,632,752	162,293,535

†	See Statement of Investments for additional detailed categorizations, if any.
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 12/31/2024†	12,943,684
Purchases/Issuances	-
Sales/Dispositions on in-kind redemptions	(12,534,986)
Net realized gain (loss) on in-kind redemptions	247,519
Change in unrealized appreciation (depreciation)	976,535
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 6/30/2025†	1,632,752
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 6/30/2025	1,224,054

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of June 30, 2025. In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	1,632,752	Market Comparables Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(4.3%)-(6.5%)/(6.42%)
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2025, BNY earned $797 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	5,252,421
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(5,252,421)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Technology Company Risk: The technology sector has been among the most volatile sectors of the stock market. Because the fund’s investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund’s ability to sell these securities.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
There were no distributions paid to shareholders during the fiscal year ended December 31, 2024. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) In-kind redemptions: The fund transferred securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions were treated as sales of securities and the resulting gains and losses were  recognized based on the market value of the securities on the date of the redemption. For the period ended June 30, 2025, the fund had in-kind redemptions of $1,196,563,503. For tax purposes, no gains or losses were recognized. Net gains and losses resulting from such in-kind redemptions are shown in the Statement of Operations.
(i) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended June 30, 2025, the fund was charged $202 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended June 30, 2025 was approximately $7,735 with a related weighted average annualized interest rate of 5.27%. As of June 30, 2025, the fund has an outstanding loan balance of $1,400,000 under the Citibank Credit Facility.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2025, Service shares were charged $320,610 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2025, the fund was charged $353 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $132.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2025, the fund was charged $6,403 pursuant to the custody agreement.
During the period ended June 30, 2025, the fund was charged $15,770 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2025, the Custodian was compensated $6,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $98,666, Distribution Plan fees of $14,144, Custodian fees of $2,445, Chief Compliance Officer fees of $4,405, Transfer Agent fees of $122 and Shareholder and regulatory reports service fees of $6,167.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended June 30, 2025, amounted to $124,768,814 and $63,595,805, respectively.
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and including in-kind redemptions, during the period ended June 30, 2025, amounted to $124,768,814 and $1,245,884,107, respectively.
At June 30, 2025, accumulated net unrealized appreciation on investments was $56,861,467, consisting of $59,641,866 gross unrealized appreciation and $2,780,399 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
16

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $26,253.
18

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
19

© 2025 BNY Mellon Securities Corporation
Code-0175NCSRSA0625

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Portfolios

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 11, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 8, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)